Receivables (Details) - Schedule of receivables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of receivables [Abstract]
Credit card payments in process of settlement	$ 116,187	$ 158,924
Retainage	803,989
Trade receivables from customers	2,691,702	366,701
Vendor rebates receivable	126,118
Total receivables	3,737,996	525,625
Allowance for doubtful accounts	(359,000)
Accounts receivable, net	$ 3,378,996	$ 525,625